Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Description of Business and Basis of Presentation

The Company

Protea Biosciences Group, Inc. (referred to herein as “Protea,” “the Company,” “we,” “us” and “our”) is an emerging growth, molecular information company that has developed a revolutionary platform technology that enables the direct analysis, mapping, and display of biologically active molecules in living cells and tissue samples. The technology platform offers new, unprecedented capabilities useful to the pharmaceutical, diagnostic, clinical research, agricultural and life science industries. “Molecular information” refers to the generation and bioinformatic processing of very large data sets, known as “big data”, obtained by applying the Company’s technology to identify and characterize the proteins, metabolites, lipids and other molecules which are the biologically active molecular products of all living cells and life forms.

Our technology is used to improve pharmaceutical development and life science research productivity and outcomes, and to extend and add value to other technologies that are used in research and development, such as three-dimensional tissue models, biomarker discovery, synthetic biologicals, and mass spectrometry. In particular, the Company believes that its ability to rapidly provide comprehensive molecular image-based datasets addresses a universal need of the pharmaceutical, diagnostic and clinical research and life science industries.

The Company’s commercial development is centered on three lines of business:

•
Molecular information services – We believe that we are the commercial leader in providing multi-modal Mass Spectrometry Imaging (“MSI”), combining Laser Ablation Electrospray Ionization (“LAESI®”), Matrix Assisted Laser Desorption Ionization (“MALDI”) and optical microscopy. Our proprietary services enable the identification and quantitation of both small molecules (e.g., lipids and metabolites) and large molecules (e.g., proteins) and our services portfolio, inclusive of MSI, proteomics, metabolomics, lipidomics and bioinformatics is unique in the industry. Our clients include major pharmaceutical, chemical and biotechnology companies;

•	LAESI® Instruments, Software and Consumables – we offer our proprietary LAESI® DP-1000 instrument, software and bioanalytical consumables to corporateand academic research laboratories, and;
•
Molecular diagnostics and clinical research – we apply our multi-modal MSI technologies and workflows in partnership with top-tier medical research institutions to co-develop new molecular diagnostic tests that the company believes can be used to improve the diagnosis and prognosis of cancer and provide requisite information useful in predicting the outcome of cancer treatment. Our current test development programs target the differential diagnosis and prognosis of malignant melanoma and the molecular profiling of subpopulations of cells in lung adenocarcinoma.

Basis of Presentation

The unaudited consolidated financial statements include the accounts of Protea Biosciences Group, Inc. and its wholly-owned subsidiary, Protea Biosciences, Inc. In the opinion of management, these statements have been prepared on a basis consistent with the December 31, 2015 audited consolidated financial statements and include all material adjustments, consisting of normal recurring adjustments and the elimination of material intercompany transactions and balances, necessary for a fair presentation of the Company’s consolidated financial position and results of operations for the interim periods presented. These unaudited, interim, consolidated financial statements have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include certain information and footnotes normally required by accounting principles generally accepted in the United States of America (“GAAP”) for complete consolidated financial statements.

The consolidated results of operations for the three months ended March 31, 2016 are not necessarily indicative of the results of operations for the full fiscal year. These consolidated financial statements and related footnotes should be read in conjunction with the financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015 filed with the SEC on March 16, 2016 (“2015 Form 10-K”).

Certain amounts included in the Company’s consolidated statement of comprehensive loss for the three months ended March 31, 2015 have been reclassified to conform to 2016 classifications.

Emerging Growth Company

The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act, and exemptions from the requirements of Sections 14A(a) and (b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), to hold a nonbinding advisory vote of shareholders on executive compensation and any golden parachute payments not previously approved.

The Company has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. As a result of this election, our consolidated financial statements may not be comparable to companies that comply with public company effective dates.

We will remain an emerging growth company for up to five years following our initial public offering, that is, until February 2019, although we will lose that status sooner if our revenues exceed $1 billion, if we issue more than $1 billion in non-convertible debt in a three-year period, or if the market value of our common stock that is held by non-affiliates exceeds $700 million as of any June 30.

To the extent that we continue to qualify as a “smaller reporting company”, as such term is defined in Rule 12b-2 under the Exchange Act, after we cease to qualify as an emerging growth company, certain of the exemptions available to us as an emerging growth company may continue to be available to us as a smaller reporting company, including: (1) not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes Oxley Act; (2) scaled executive compensation disclosures; and (3) the requirement to provide only two years of audited financial statements instead of three years.

Critical Accounting Policies

Information with respect to the Company’s critical accounting policies which management believes are the most important to the portrayal of the Company’s reported results of operations and financial condition and that require management’s most difficult, subjective or complex judgements, often as the result of the need to make estimates about the effects of matters that are inherently uncertain, is contained in Part II, Item 7 of our 2015 Form 10-K.

Recently Issued Accounting Pronouncements

There were no changes to the recently issued accounting pronouncements as described in the consolidated financial statements included in our 2015 Form 10-K, except as related to the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Update 2015-03, “Interest–Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”). This standard update, which was issued in April 2015, requires an entity to present debt issuance costs on the balance sheet as a direct deduction from the related debt liability as opposed to an asset. Amortization of the costs will continue to be reported as interest expense. The update is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2015. Accordingly, the Company adopted ASU 2015-03 as of January 1, 2016; the adoption of this standard update did not have a material impact on the Company’s consolidated financial statements.

As mentioned above, as permitted under the JOBS Act, the Company has elected to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.

Going Concern

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has funded its activities to date almost exclusively from debt and equity financings as well as sales of certain assets. Substantially all the Company’s property and equipment are security for outstanding indebtedness. We will continue to require substantial funds to support our molecular information services business and advance global commercialization of our LAESI® instrument platform.

The Company has experienced negative cash flows from operations since inception. Since inception, our operations have been funded primarily through proceeds received from the issuance of debt and sale of equity securities in private placement offerings and, from time-to-time, sales of certain assets. Management intends to continue to meet the Company’s operating cash flow requirements by raising additional funds from the sale of equity or debt securities and possibly developing corporate development partnerships to advance our molecular information technology development activities by sharing the costs of development and commercialization. We have also worked closely with various parties that financed our short- and long-term debt to obtain extensions and modifications that deferred or reduced amounts due under these obligations. Such extensions and modifications have included, in certain cases, the issuance of warrants. In addition, three members of the Company’s Board of Directors and the estate of a former board member guarantee payment of the Company’s outstanding bank line of credit. Such extensions, modifications and guarantees have been an important part of the Company’s ability to manage its liquidity and short-term capital resources. In addition, as of March 31, 2016, the Company was in an overdraft position with its bank. The amount of the overdraft was $264,661. There can be no assurances that the Company will be able to continue to obtain such extensions and modifications to outstanding debt or use other methods such as guarantees by stockholders, if and when necessary to ensure the Company has the liquidity and capital resources necessary to fund future operations and to continue as a going concern.

We may also consider the sale of additional assets or entering into a transaction such as a merger with a business complimentary to ours. As discussed in Note 3Sale of Equity Method Investment, we raised net proceeds of $637,100 during the three months ended March 31, 2016 through sales of a portion of our ownership interest in AzurRx BioPharma, Inc. (“AzurRx”). Also, as discussed in Note 19 Evaluation of Subsequent Events, in April 2016 we sold an additional stake in AzurRx generating net proceeds of $625,000.

While we have been successful in raising funds and selling certain assets to fund our operations since inception and we believe that we will be successful in obtaining the necessary capital resources to fund our operations going forward, there are no assurances that we will be able to secure any additional funding or capital resources or the terms of such arrangements. These factors raise substantial doubt about our ability to continue as a going-concern.

The accompanying consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

1. Description of Company and Nature of Business

Protea Biosciences Group, Inc. (referred to as “Protea,” “the Company,” “we,” “us” and “our”) is an emerging growth molecular information company that has developed a revolutionary platform technology, which enables the direct analysis, mapping and display of biologically active molecules in living cells and tissue samples. The technology platform offers new, unprecedented capabilities useful to the pharmaceutical, diagnostic, clinical research, agricultural and life science industries.

“Molecular information” refers to the generation and bioinformatic processing of very large data sets, known as “big data,” obtained by applying the Company’s technology to identify and characterize the proteins, metabolites, lipids and other molecules which are the biologically active molecular products of all living cells and life forms.

Our technology is used to improve pharmaceutical development and life science research productivity and outcomes, and to extend and add value to other technologies that are used in research and development (“R&D”), such as three-dimensional tissue models, biomarker discovery, synthetic biologicals and mass spectrometry. In particular, the Company believes that its ability to rapidly provide comprehensive molecular image-based datasets addresses a universal need of the pharmaceutical, diagnostic and clinical research and life science industries.

Reverse Stock-Split

On ________, 2016, the Company effected a 1-for-25 reverse stock split of its issued common stock. All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the 1-for-25 reverse stock split. See Note 16.